Contingent Liabilities and Assets	6 Months Ended
Jun. 30, 2024
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Contingent liabilities and assets
E.1 Contingent liabilities and assets

	30 June 2024 US$m	31 December 2023 US$m
Contingent liabilities at reporting date
Not otherwise provided for in the financial statements:
Contingent liabilities	226	260
Guarantees	3	2

	229	262

Contingent liabilities relate predominantly to possible obligations whose existence will only be confirmed by the occurrence or non-occurrence
of uncertain future events, and therefore the Group has not provided for such amounts in these financial statements. The Group operates in complex tax and legislative regimes. The amounts disclosed above include estimates made in relation to ongoing disputes with various tax and government authorities. Assessing a value of contingent liabilities requires a high degree of judgement. The contingent liabilities relating to tax matters are estimated based on notices received from authorities before interest and penalties. The possibility of further claims related to the same matters cannot be ruled out and the judicial processes may take extended periods to conclude. Additionally, there are a number of other claims and possible claims that have arisen in the course of business against entities in the Group, the outcome of which cannot be estimated at present and for which no amounts have been included in the table above.
The Group has contingent assets of $56 million as at 30 June 2024 (31 December 2023: $47 million).